APPENDIX I
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                       ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1.   Name and address of issuer:

     Wells Fargo Funds Trust
     111 Center Street
     Little Rock, AR 72201

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2.   The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
     classes):                                                               [ ]

     Disciplined Growth Fund Institutional Class                            Large Company Growth Fund Class A
     Diversified Equity Class A                                             Large Company Growth Fund Class B
     Diversified Equity Class B                                             Large Company Growth Fund Class C
     Diversified Equity Class C                                             Large Company Growth Fund Industrial Class
     Diversified Equity Institutional Class                                 OTC Growth Fund Class O
     Diversified Small Cap Class A                                          Mid Cap Growth Fund Class A
     Diversified Small Cap Class B                                          Mid Cap Growth Fund Class B
     Diversified Small Cap Institutional Class                              Mid Cap Growth Fund Class C
     Equity Income Class A                                                  Small Cap Growth Class A
     Equity Income Class B                                                  Small Cap Growth Class B
     Equity Income Class C                                                  Small Cap Growth Class C
     Equity Income Institutional Class                                      Small Cap Growth Institutional Class
     Equity Index Class A                                                   Small Cap Opportunities Class A
     Equity Index Class B                                                   Small Cap Opportunities Class B
     Equity Index Class O                                                   Small Cap Opportunities Institutional Class
     Equity Value Class A                                                   Small Cap Value Institutional Class
     Equity Value Class B                                                   Small Company Growth Institutional Class
     Equity Value Class C                                                   Specialized Health Science Class A
     Equity Value Institutional Class                                       Specialized Health Science Class B
     Growth Fund Class A                                                    Specialized Health Science Class C
     Growth Fund Class B                                                    Specialized Technology Class A
     Growth Fund Institutional Class                                        Specialized Technology Class B
     Growth Equity Class A                                                  Specialized Technology Class C
     Growth Equity Class B                                                  Aggressive Balance-Equity Institutional Class
     Growth Equity Class C                                                  Asset Allocation Class A
     Growth Equity Institutional Class                                      Asset Allocation Class B
     Index Fund Institutional Class                                         Asset Allocation Class C
     International Fund Class A                                             Asset Allocation Institutional Class
     International Fund Class B                                             Growth Balanced Class A
     International Fund Institutional Class                                 Growth Balanced Class B
     International Equity Fund Class A                                      Growth Balanced Class C
     International Equity Fund Class B                                      Growth Balanced Institutional Class
     International Equity Fund Class C                                      Index Allocation Class A
     International Equity Fund Institutional Class                          Index Allocation Class B
     Large Cap Appreciation Fund Class A                                    Index Allocation Class C
     Large Cap Appreciation Fund Class B                                    Modern Balanced Institutional Class
     Large Cap Appreciation Fund Class C                                    Strategic Income Institutional Class
     Large Cap Appreciation Fund Institutional Class

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3.   Investment Company Act File Number:

     811-09253

     Securities Act File Number:

     333-74295

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4(a). Last day of fiscal year for which this Form is filed:

      9/30/01


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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


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4(c). [ ] Check box if this is the last time the issuer will be filing this Form.



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5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold during
            the fiscal year pursuant to section 24(f):            $5,017,613,345
                                                                   -------------

     (ii)   Aggregate price of securities redeemed or
            repurchased during the fiscal year:             $3,327,581,706
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     (iii)  Aggregate price of securities redeemed or
            repurchased during any prior fiscal year
            ending no earlier than October 11, 1995 that
            were not previously used to reduce
            registration fees payable to the Commission:    $      0
                                                             -------------

     (iv)   Total available redemption credits [add
            Items 5(ii) and 5(iii):                               $3,327,581,706
                                                                   -------------

     (v)    Net sales -- if Item 5(i) is greater than
            Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:      $1,690,031,639
                                                                   -------------

     (vi)   Redemption credits available for use in future
            years -- if Item 5(i) is less than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:           $           (0)
                                                             -------------

     (vii)  Multiplier for determining registration fee
            (See Instruction C.9):                               x       .000239
                                                                   -------------

     (viii) Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                =$   403,917.56
                                                                   =============


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6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: _______. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: ________.


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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                 +$            0
                                                                   -------------


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8.   Total of the amount of the registration fee due plus any interest due
     [line 5(viii) plus line 7]:

                                                                 =$   403,917.56
                                                                   =============


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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


          Method of Delivery:  12/19/01

                            [X]  Wire Transfer
                            [ ]  Mail or other means


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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ KARLA RABUSCH
                             -------------------------------
                             SVP
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Date      12/19/01
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  *Please print the name and title of the signing officer below the signature.